1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com allison fumai Allison.fumai@dechert.com +212 698 3526 Direct +212 698 3599 Fax

November 25, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:           Ryan Sutcliffe, Division of Investment Management

Re:	RiverNorth Opportunities Fund, Inc. (the “Fund”)

Investment Company Act File Number 811-22472

Dear Mr. Williamson:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-2 (the “Amendment”). The Amendment is being filed for the purposes of (i) incorporating comments received in connection with the Fund’s Post-Effective Amendment No. 19 to the Fund’s Registration Statement on Form N-2; and (ii) update certain other non-material information. We note that the Fund has filed via EDGAR correspondence responses to your comments on Amendment No. 19.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3526. Thank you.

Best regards,

/s/ Allison Fumai

Allison Fumai